WILSHIRE MUTUAL FUNDS, INC.
                        (the "Company")

                  Supplement dated July 30, 2004
              to the Prospectus of the Investment and
             Institutional Class Shares of the Company
                         dated May 1, 2004

                         EXPENSE REDUCTION

This Supplement information replaces and supersedes any contrary information contained in the Prospectus.

Effective July 22, 2004 Wilshire Associates Incorporated ("Wilshire") decided to voluntarily waive advisory fees and reimburse expenses of the Small Company Growth Portfolio and the Small Company Value Portfolio so that total annual portfolio operating expenses will not exceed 1.50% for the Investment Class shares and Institutional Class shares until further notice.

1. The following information replaces the section entitled "Fees and Expenses of the Small Company Growth Portfolio" found on page 11 of the Investment and Institutional Class Shares Prospectus with the following:

Fees and Expenses of the Small Company Growth Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio's assets, as a percentage of average daily net assets):

                                                Investment    Institutional
                                                  Class           Class

Management Fees                                   0.85%           0.85%
Distribution and Service (12b-1) Fees             0.25%            None
Other Expenses                                    2.01%           2.03%
Total Annual Portfolio Operating Expenses         3.11%*          2.88%*

* Wilshire has voluntarily agreed to limit Total Annual Portfolio
Operating Expenses to 1.50% for each class. This voluntary waiver/reimbursement may be changed by Wilshire at any time, subject to approval by the Board of Directors.

2. The following information replaces the section entitled "Fees and Expenses of the Small Company Value Portfolio" found on page 13 of the Investment and Institutional Class Shares Prospectus with the following:

Fees and Expenses of the Small Company Value Portfolio

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio's assets, as a percentage of average daily net assets):

                                                Investment    Institutional
                                                  Class           Class

Management Fees                                   0.85%           0.85%
Distribution and Service (12b-1) Fees             0.25%            None
Other Expenses                                    1.02%           0.98%
Total Annual Portfolio Operating Expenses         2.12%*          1.83%*

* Wilshire has voluntarily agreed to limit Total Annual Portfolio
Operating Expenses to 1.50% for each class. This voluntary waiver/reimbursement may be changed by Wilshire at any time, subject to approval by the Board of Directors.

              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
               WITH THE PROSPECTUSES OF THE COMPANY
                     FOR FUTURE REFERENCE.